EQUITY INVESTMENTS - Long Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 47,603	$ 46,581
Suqian Runhe Emerging Industry Investment Center (limited partnership) [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	29.97%	29.97%
Long-term investment, at cost, less impairment	$ 8,677	$ 9,410
Share of undistributed profits (accumulated)	(163)	(168)
Disposal	0	0
Advance to investee company	0	0
Total	$ 8,514	9,242
Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	17.67%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 26,079	27,959
Share of undistributed profits (accumulated)	21,524	19,980
Disposal	0	(1,358)
Advance to investee company	0	0
Total	$ 47,603	$ 46,581
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 7,938	$ 8,609
Share of undistributed profits (accumulated)	3,185	5,544
Disposal	0	0
Advance to investee company	0	0
Total	$ 11,123	$ 14,153
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 729	$ 791
Share of undistributed profits (accumulated)	6,726	6,893
Disposal	0	0
Advance to investee company	0	0
Total	$ 7,455	$ 7,684
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits (accumulated)	17,362	13,751
Disposal	0	0
Advance to investee company	0	0
Total	$ 17,362	$ 13,751
Equity Method Investments [Member] | Hollicube Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	38.10%	40.00%
Long-term investment, at cost, less impairment	$ 3,887	$ 4,215
Share of undistributed profits (accumulated)	(3,887)	(4,215)
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		17.67%
Long-term investment, at cost, less impairment		$ 1,494
Share of undistributed profits (accumulated)		(136)
Disposal		(1,358)
Advance to investee company		0
Total		$ 0
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 138	$ 149
Share of undistributed profits (accumulated)	(23)	(18)
Disposal	0	0
Advance to investee company	0	0
Total	$ 115	$ 131
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 217	$ 211
Share of undistributed profits (accumulated)	(122)	(111)
Disposal	0	0
Advance to investee company	0	0
Total	$ 95	$ 100
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 413	$ 448
Share of undistributed profits (accumulated)	(413)	(448)
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%	46.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits (accumulated)	0	0
Disposal	0	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Beijing Hollysys Digital Technology CoLtd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	25.00%	25.00%
Long-term investment, at cost, less impairment	$ 1,325	$ 1,437
Share of undistributed profits (accumulated)	(833)	(1,036)
Disposal	0	0
Advance to investee company	0	0
Total	$ 492	$ 401
Equity Method Investments [Member] | Shandong MassDatas Development Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 2,755	$ 1,195
Share of undistributed profits (accumulated)	(308)	(76)
Disposal	0	0
Advance to investee company	0	0
Total	$ 2,447	$ 1,119